Interest-Bearing Deposits - Summary of Interest-Bearing Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Demand	$ 176,303	$ 179,388
Statement and Passbook Savings	364,066	318,859
Certificates of Deposit: In excess of $100	53,499	53,669
Certificates of Deposit: Other	130,840	139,531
Individual Retirement Accounts	26,710	26,770
Total	$ 751,418	$ 718,217